CONDENSED CONSOLIDATED BALANCE SHEETS (Q2) (Parenthetical) - $ / shares	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Temporary equity, shares authorized (in shares)			206,169,000			176,646,000
Temporary equity, shares issued (in shares)	0		184,635,000			154,678,000
Temporary equity, shares outstanding (in shares)	0		184,635,000			154,678,000
Preferred stock, par value (usd per share)	$ 0.000005		$ 0.000005
Preferred stock, shares authorized (in shares)	100,000,000		0
Preferred stock, shares issued (in shares)	0		0
Preferred stock, shares outstanding (in shares)	0		0
Common shares, par value (usd per share)	$ 0.000005		$ 0.000005			$ 0.000005
Common shares, shares authorized (in shares)	3,400,000,000		690,680,000			469,030,700
Treasury stock (in shares)	6,588,000		6,588,000			4,483,000
Redeemable Convertible Preferred Stock
Temporary equity par value (usd per share)	$ 0.000005		$ 0.000005			$ 0.000005
Temporary equity, shares authorized (in shares)	0		206,169,000			176,646,000
Temporary equity, shares issued (in shares)	0		184,635,000			154,678,000
Temporary equity, shares outstanding (in shares)	0	0	184,635,000	188,684,000	159,161,000	154,678,000	83,775,000	83,775,000
Redeemable Class A Common Stock
Temporary equity par value (usd per share)	$ 0.000005		$ 0.000005
Temporary equity, shares issued (in shares)	29,874,066		0
Temporary equity, shares outstanding (in shares)	29,874,066	29,874,000	0	0	0	0
Common Class A
Common shares, par value (usd per share)	$ 0.000005		$ 0.000005			$ 0.000005
Common shares, shares authorized (in shares)	3,000,000,000		540,680,000			469,031,000
Common shares, shares issued (in shares)	346,663,000		121,277,000			208,003,000
Common shares, shares outstanding (in shares)	340,075,000		114,689,000			203,520,000
Common Class B
Common shares, par value (usd per share)	$ 0.000005		$ 0.000005			$ 0.000005
Common shares, shares authorized (in shares)	200,000,000		150,000,000			0
Common shares, shares issued (in shares)	118,102,000		118,198,000			0
Common shares, shares outstanding (in shares)	118,102,000		118,198,000			0
Common Class C
Common shares, par value (usd per share)	$ 0.000005		$ 0.000005
Common shares, shares authorized (in shares)	200,000,000		0
Common shares, shares issued (in shares)	0		0
Common shares, shares outstanding (in shares)	0		0